Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”).
Principles of Consolidation
The consolidated financial statements have been prepared in accordance with GAAP and include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, and reported amounts of expenses in the financial statements and accompanying notes. Actual results could differ from those estimates. Key estimates included in the financial statements include the valuation of deferred income tax assets, the valuation of financial instruments, stock-based compensation, value and life of acquired intangibles, and allowances for accounts receivable and inventory.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents at two commercial banks that management believes are of high credit quality. Cash and cash equivalents deposited with these commercial banks exceeded the Federal Deposit Insurance Corporation insurable limit at December 31, 2016 and December 31, 2015. The Company expects this to continue.
Segments
The Company operates in one segment. Management uses one measurement of profitability and does not segregate its business for internal reporting, making operating decisions, and assessing financial performance. All long-lived assets are maintained in the United States of America.
Cash and Cash Equivalents
The Company considers all highly liquid investments, including its money market fund, purchased with an original maturity of three months or less to be cash equivalents. The Company’s cash and cash equivalents are held in institutions in the U.S. and the U.K. and include deposits in a money market fund which was unrestricted as to withdrawal or use. Restricted cash is security of the Company credit card.
Accounts Receivable
Accounts receivable as of December 31, 2016 consist of balances due from customers in the normal course of business. The Company did not record an allowance for doubtful accounts as this balance was deemed fully collectible.
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of payments primarily related to insurance and short-term deposits. Prepaid expenses are initially recorded upon payment and are expensed as goods or services are received.
Inventory
Inventory as of December 31, 2016 consisted of raw materials to be used in the assembly of our products. As of December 31, 2016, the Company’s inventory includes approximately $382 thousand of raw material, $101 thousand of work-in-process and $177 thousand of finished goods. Inventory is stated at the lower of cost or market under the first-in, first-out (FIFO) method.
Patent
On June 30, 2015, the Company entered into an amendment of the BDDI Asset Purchase Agreement, under which the Company committed to pay aggregate cash payments of $450,000 and issued 40,000 shares of common stock to an affiliate of BDDI. With respect to the aggregate cash payments of $450,000, the Company paid an affiliate of BDDI an initial sum of $150,000 on July 1, 2015, and is obligated to pay $100,000 on each of the six, twelve and eighteen-month anniversaries of the signing of the amended agreement. The Company made the final installment of $100,000 on December 22, 2016. Under the original Asset Purchase Agreement dated June 11, 2010, the Company purchased a patent for Breath End Tidal Gas Monitor. The patent was issued on June 19, 2003 and expires on August 1, 2027. The Company has capitalized the fair value of the patent purchased as an intangible asset on its consolidated balance sheet, and is amortizing the fair value over the remaining useful life of the patent.
Business Combinations
For business combinations the Company utilizes the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations. These standards require that the total cost of an acquisition be allocated to the tangible and intangible assets acquired and liabilities assumed based on their respective fair values at the date of acquisition. The allocation of the purchase price is dependent upon certain valuations and other studies. Acquisition costs are expensed as incurred.
The Company recognizes separately from goodwill the fair value of assets acquired and the liabilities assumed. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the acquisition date fair values of the assets acquired and liabilities assumed. While the Company uses its best estimates and assumptions as a part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, the Company’s estimates are subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may retroactively record adjustments to the fair value of the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statements of operations.
Property and Equipment, Net
Property and equipment are stated at cost net of accumulated depreciation and amortization calculated using the straight-line method over the estimated useful lives of the assets, generally between three and five years. Leasehold improvements are amortized on a straight-line basis over the lesser of their useful life or the remaining term of the lease. Maintenance and repairs are charged to expense as incurred, and improvements are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized.
Long-Lived Assets
The Company reviews its long-lived assets for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company evaluates assets for potential impairment by comparing estimated future undiscounted net cash flows to the carrying amount of the asset. If the carrying amount of the assets exceeds the estimated future undiscounted cash flows, impairment is measured based on the difference between the carrying amount of the assets and fair value.
Intangible Assets
Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives, which range in term from 5 to 12 years. The useful life of the intangible asset is evaluated each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life.
Intangible assets consist of the following at December 31, 2016:

	Amount	Accumulated Amortization	Net Amount	Useful Lives (years)
Patents and trademarks	$697,890	$(105,524)	$592,366	5-12
Customer contracts	259,730	(34,631)	225,099	10
Total	$957,620	$(140,155)	$817,465

Future amortization expense for intangible assets over their remaining useful lives is as follows:

Year ending December 31:	Patents and trademarks	Customer contracts	Total Amortization
2017	$73,370	$25,973	$99,343
2018	73,370	25,973	99,343
2019	73,370	25,973	99,343
2020	64,310	25,973	90,283
2021	46,192	25,973	72,165
2022 and thereafter	261,754	95,234	356,988
Total	$592,366	$225,099	$817,465

Amortization expense for the years ended December 31, 2016 and December 31, 2105 was $99,343 and 40,813, respectively.
Goodwill
The Company tests its goodwill for impairment annually, or whenever events or changes in circumstances indicate an impairment may have occurred, by comparing its reporting unit’s carrying value to its implied fair value. Impairment may result from, among other things, deterioration in the performance of the acquired business, adverse market conditions, adverse changes in applicable laws or regulations and a variety of other circumstances. If the Company determines that an impairment has occurred, it is required to record a write-down of the carrying value and charge the impairment as an operating expense in the period the determination is made. In evaluating the recoverability of the carrying value of goodwill the Company must make assumptions regarding estimated future cash flows and other factors to determine the fair value of the acquired assets. Changes in strategy or market conditions could significantly impact those judgments in the future and require an adjustment to the recorded balances. The Company did not perform the qualitative assessment, but made its determination using the quantitative approach for goodwill impairment. Using the quantitative approach, the Company determined that there was no impairment of goodwill for the year ended December 31, 2016.
Revenue Recognition
The Company began recognizing sales of CoSense during the year ended December 31, 2015. In addition, the Company began recognizing sales of NFI pulmonary resuscitation products after the acquisition of Neoforce's assets in September 2015.
The Company recognizes revenue when all of the following criteria are met:

•	persuasive evidence of an arrangement exists;

•	the sales price is fixed or determinable;

•	collection of the relevant receivable is probable at the time of sale; and

•	delivery has occurred or services have been rendered.
For a majority of sales, where the Company delivers its product to hospitals or medical facilities, the Company recognizes revenue upon delivery, which represents satisfaction of the required revenue recognition criteria. The Company does not offer rights of return or price protection and it has no post-delivery obligations. The Company offers a limited one-year warranty to most customers. Estimated warranty obligations are recorded at the time of sale and to date, warranty costs have been insignificant.

The Company also recognized revenue related to a government grant awarded during the year ended December 31, 2015. There were no government grants awarded during the year ended December 31, 2016. Government grants provide funds for certain types of expenditures in connection with research and development activities over a contractually defined period. Revenue related to government grants is recognized in the period during which the related costs are incurred and the related services are rendered, provided that the applicable performance obligations under the government grants have been met. Funds received under government grants are recorded as revenue if the Company is deemed to be the principal participant in the contract arrangements because the activities under the contracts are part of the Company’s development programs. If the Company is not the principal participant, the funds from government grants are recorded as a reduction to research and development expense. Funds received from government grants are not refundable and are recognized when the related qualified research and development expenses are incurred and when there is reasonable assurance that the funds will be received.
Research and Development
Research and development costs are charged to operations as incurred. Research and development costs consist primarily of salaries and benefits, consultant fees, prototype expenses, certain facility costs and other costs associated with clinical trials, net of reimbursed amounts.
Costs to acquire technologies to be used in research and development that have not reached technological feasibility and have no alternative future use are expensed to research and development costs when incurred.
Income Taxes
The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are recorded based on the estimated future tax effects of differences between the amounts at which assets and liabilities are recorded for financial reporting purposes and the amounts recorded for income tax purposes. A valuation allowance is provided against the Company’s deferred income tax assets when their realization is not reasonably assured.
The Company assesses all material positions taken in any income tax return, including all significant uncertain positions, in all tax years that are still subject to assessment or challenge by relevant taxing authorities. Assessing an uncertain tax position begins with the initial determination of the position’s sustainability and is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. As of each balance sheet date, unresolved uncertain tax positions must be reassessed, and the Company will determine whether (i) the factors underlying the sustainability assertion have changed and (ii) the amount of the recognized tax benefit is still appropriate. The recognition and measurement of tax benefits requires significant judgment. Judgments concerning the recognition and measurement of a tax benefit might change as new information becomes available.
Convertible Preferred Stock and other Hybrid Instruments
The Company's convertible preferred stock was classified as permanent equity on its balance sheet in accordance with authoritative guidance for the classification and measurement of hybrid securities and distinguishing liability from equity instruments. The preferred stock is not redeemable at the option of the holder.
Further, the Company evaluated its Series A and Series B Convertible Preferred Stock and determined that it is considered an equity host under ASC 815, Derivatives and Hedging. In making this determination, the Company's analysis followed the whole instrument approach which compares an individual feature against the entire preferred stock instrument which includes that feature. The Company's analysis was based on a consideration of the economic characteristics and risks of each series of preferred stock. More specifically, the Company evaluated all of the stated and implied substantive terms and features, including (i) whether the preferred stock included redemption features, (ii) how and when any redemption features could be exercised, (iii) whether the holders of preferred stock were entitled to dividends, (iv) the voting rights of the preferred stock and (v) the existence and nature of any conversion rights. As a result of the Company's conclusion that the preferred stock represents an equity host, the conversion feature of all series of preferred stock is considered to be clearly and closely related to the associated preferred stock host instrument. Accordingly, the conversion feature in the preferred stock is not considered an embedded derivative that requires bifurcation.
Common Stock Purchase Warrants and Other Derivative Financial Instruments
The Company classifies common stock purchase warrants and other free standing derivative financial instruments as equity if the contracts (i) require physical settlement or net-share settlement or (ii) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement), or (iii) contain reset provisions as either an asset or a liability. The Company assesses classification of its freestanding derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required. The Company determined that certain freestanding derivatives, which principally consist of Series A, Series B, and Series C warrants to purchase common stock, do not satisfy the criteria for classification as equity instruments due to the existence of certain cash settlement features that are not within the sole control of the Company or variable settlement provision that cause them to not be indexed to the Company’s own stock.
Stock-Based Compensation
For stock options granted to employees, the Company recognizes compensation expense for all stock-based awards based on the estimated fair value on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service period. The fair value of stock options is determined using the Black-Scholes option pricing model. The determination of fair value for stock-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding a number of complex and subjective variables.
Stock-based compensation expense related to stock options granted to non-employees is recognized based on the fair value of the stock options, determined using the Black-Scholes option pricing model, as they are earned. The awards generally vest over the time period the Company expects to receive services from the non-employee.
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board, or FASB, or other standard setting bodies and adopted by us as of the specified effective date. Unless otherwise discussed, the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s financial position or results of operations upon adoption.
In January 2017, the Financial Accounting Standard Board (the “FASB”) issued Accounting Standards Update (ASU) 2017-04: “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment ” (“ASU 2017-04”), which removes Step 2 from the goodwill impairment test.  It is effective for annual and interim periods beginning after December 15, 2019.  Early adoption is permitted for interim or annual goodwill impairment test performed with a measurement date after January 1, 2017. The Company expects that this new guidance will have an impact on its financial positions or results of operations, but the impact will not be material.

In January 2017, the FASB issued ASU 2017-01 “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard introduces a screen for determining when assets acquired are not a business and clarifies that a business must include, at a minimum, an input and a substantive process that contribute to an output to be considered a business. This standard is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. The Company does not expect this new guidance to have a material impact on its financial position, results of operations or financial statement disclosures.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash” “(ASU 2016-18”). The update is effective for fiscal years beginning after December 15, 2017, including interim reporting periods within those fiscal years. Early adoption is permitted. The purpose of Update No. 2016-18 is to clarify guidance and presentation related to restricted cash in the statement of cash flows. The amendment requires beginning-of-period and end-of-period total amounts shown on the statement of cash flows to include cash and cash equivalents as well as restricted cash and restricted cash equivalents. The Company is in the process of determining the effect that the adoption will have on its financial position, results of operations or financial statement disclosures.
In October 2016, the FASB issued updated guidance related to the recognition of income tax consequences of an intra-entity transfer of an asset other than inventory. This guidance will be effective for the first quarter of tax year 2018; however, early adoption is permitted. The Company is evaluating the impact that this guidance will have its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (Topic 230)” (“ASU 2016-15”), which seeks to reduce the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. For public entities, Update 2016-15 becomes effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the provisions of Update 2016-15 and assessing the impact, if any, it may have on its financial position, results of operations, cash flows or financial statement disclosures.

In March 2016, the FASB issued ASU 2016-09, “Compensation - Stock Compensation (Topic 718)” (“ASU 2016-09”), which seeks to simplify accounting for share-based payment transactions including income tax consequences, classification of awards as either equity or liabilities, and the classification on the statement of cash flows.  For public entities, Update 2016-09 becomes effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years, with early adoption permitted.  Early adoption is permitted. The Company has not yet determined the effect that ASU 2016-09 will have on its financial position, results of operations or financial statement disclosures.
In March 2016, the FASB issued guidance that involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. This guidance will be effective for the first quarter of tax year 2017; however, early adoption is permitted. The Company is evaluating the impact that this guidance will have on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases. The new standard provides guidance intended to improve financial reporting about leasing transaction. The ASU affects all companies that lease assets such as real estate, airplanes and manufacturing equipment. The ASU will require companies that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The new standard will take effect for fiscal years, and interim periods with those fiscal years, beginning after December 15, 2018. Early adoption is permitted. We have not determined the potential effects of this ASU on our consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, "Recognition and Measurement of Financial Assets and Liabilities"(“ASU 2016-01”).  ASU 2016-01 requires equity investments (excluding equity method investments and investments that are consolidated) to be measured at fair value with changes in fair value recognized in net income. Equity investments that do not have a readily determinable fair value may be measured at cost, adjusted for impairment and observable price changes. The ASU also simplifies the impairment assessment of equity investments, eliminates the disclosure of the assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at cost on the balance sheet and requires the exit price to be used when measuring fair value of financial instruments for disclosure purposes. Under ASU 2016-01, changes in fair value (resulting from instrument-specific credit risk) will be presented separately in other comprehensive income for liabilities measured using the fair value option and financial assets and liabilities will be presented separately by measurement category and type either on the balance sheet or in the financial statement disclosures. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company has not yet determined the effect that ASU 2016-01 will have on its financial position, results of operations, or financial statement disclosures.

In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern." The amendments is this ASU are intended to provide guidance on the responsibility of reporting entity management. Specifically, this ASU provides guidance to management related to evaluating whether there is substantial doubt about the reporting entity’s ability to continue as a going concern and about related financial statement note disclosures. Although the presumption that a reporting entity will continue to operate as a going concern is fundamental to the preparation of financial statements, prior to the issuance of this ASU, there was no guidance in U.S. generally accepted accounting principles (U.S. GAAP) related to the concept. Due to the lack of guidance in U.S. GAAP, practitioners and their clients often faced challenges in determining whether, when, and how a reporting entity should disclose the relevant information in its financial statements. As a result, the FASB issued this guidance to require management evaluation and potential financial statement disclosures. This ASU will be effective for financial statements with periods ending after December 15, 2016. The Company adopted the ASU during the year and performed going concern evaluations for its 2016 calendar year-end financial statements.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in ASC Topic 605, “Revenue Recognition” and some cost guidance included in ASC Subtopic 605-35, "Revenue Recognition - Construction-Type and Production-Type Contracts.” The core principle of ASU 2014-09 is that revenue is recognized when the transfer of goods or services to customers occurs in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. ASU 2014-09 requires the disclosure of sufficient information to enable readers of the Company’s financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. ASU 2014-09 also requires disclosure of information regarding significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. ASU 2014-09 provides two methods of retrospective application. The first method would require the Company to apply ASU 2014-09 to each prior reporting period presented. The second method would require the Company to retrospectively apply ASU 2014-09 with the cumulative effect recognized at the date of initial application. ASU 2014-09 will be effective for the Company beginning in fiscal 2019 as a result of ASU 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," which was issued by the FASB in August 2015 and extended the original effective date by one year. The Company is currently evaluating the impact of adopting the available methodologies of ASU 2014-09 and 2015-14 upon its financial statements in future reporting periods. The Company has not yet selected a transition method. The Company is in the process of evaluating the new standard against its existing accounting policies, including the timing of revenue recognition, and its contracts with customers to determine the effect the guidance will have on its financial statements and what changes to systems and controls may be warranted.

There have been four new ASUs issued amending certain aspects of ASU 2014-09, ASU 2016-08, "Principal versus Agent Considerations (Reporting Revenue Gross Versus Net)," was issued in March, 2016 to clarify certain aspects of the principal versus agent guidance in ASU 2014-09. In addition, ASU 2016-10, "Identifying Performance Obligations and Licensing," issued in April 2016, amends other sections of ASU 2014-09 including clarifying guidance related to identifying performance obligations and licensing implementation. ASU 2016-12, "Revenue from Contracts with Customers - Narrow Scope Improvements and Practical Expedients" provides amendments and practical expedients to the guidance in ASU 2014-09 in the areas of assessing collectability, presentation of sales taxes received from customers, noncash consideration, contract modification and clarification of using the full retrospective approach to adopt ASU 2014-09. Finally, ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers,” was issued in December 2016, and provides elections regarding the disclosures required for remaining performance obligations in certain cases and also makes other technical corrections and improvements to the standard. With its evaluation of the impact of ASU 2014-09, the Company will also consider the impact on its financial statements related to the updated guidance provided by these four new ASUs.
The Company has considered all other recently issued accounting pronouncements and does not believe the adoption of such pronouncements will have a material impact on its financial statements.